Transactions with related companies and joint venture - Key executives' compensation (Details) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts payable:
Bonus to officers	$ 7,750	$ 14,861
Directors remuneration	2,027	3,455
Salaries	847	933
Total	10,624	19,249
Payments:
Salaries	10,487	10,230
Directors' remuneration	3,376	2,956
Total	13,863	13,186
Expenses:
Salaries	11,335	11,163
Directors' remuneration	2,027	3,455
Total	$ 13,362	$ 14,618